Debt and borrowings (Details) - Schedule of long-term debt maturities $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Schedule Of Long Term Debt Maturities Abstract
2023	$ 853,401
2024	899,275
2025	2,087,221
2026	1,698,045
2027-2028	2,778,621
Total	$ 8,316,563